INCOME TAXES - Provision for income taxes differ from amount of income tax determined (Parentheticals) (Details 1)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Statutory rate & local income tax rate including portion of federal benefit	7.10%	7.10%